Acquisitions (Details) - USD ($) $ in Thousands			3 Months Ended
		Jan. 05, 2026	Mar. 31, 2026	Mar. 31, 2025
Acquisitions [Line Items]
Converted shares (in Shares)			3,075,185
Acquisition related costs			$ 0	$ 600
Amount of revenue	[1]		1,879	$ 1,592
Amount of losses			$ 1,200
EM LLC [Member]
Acquisitions [Line Items]
Exchange of shares (in Shares)		6,461	6,461
Liabilities incurred		$ 48,200
Percentage of equity interests		100.00%
Fair value			$ 23,100

[1]	Since the acquisition of the Operating Companies on January 5, 2026, the unaudited condensed consolidated statement of operations for the three months ended March 31, 2026 includes revenue of $1.9 million and losses of $1.2 million.